Fees and Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Jan. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Administrative Shares
Management Fees (as a percentage of Assets)	0.20%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Administrative Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	$ 390

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Institutional Shares
Management Fees (as a percentage of Assets)	0.20%
Component2 Other Expenses	0.00%	[1]
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	Amount represents less than .01%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Institutional Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	$ 265

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Investor Shares
Management Fees (as a percentage of Assets)	0.20%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	Amount represents less than .01%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Investor Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	$ 564

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Participant Shares
Management Fees (as a percentage of Assets)	0.20%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	Amount represents less than .01%.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Participant Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	$ 747

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Service Shares
Management Fees (as a percentage of Assets)	0.20%
Component1 Other Expenses	0.55%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.81%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Service Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,234

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Token-Enabled Shares
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.21%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027 to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Token-Enabled Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	132
Expense Example, with Redemption, 10 Years	$ 303

Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Wealth Shares
Management Fees (as a percentage of Assets)	0.20%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	June 1, 2027
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until June 1, 2027, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after June 1, 2027, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Prospectus Summary - DREYFUS TREASURY SECURITIES CASH MANAGEMENT	Wealth Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	$ 589